Shareholder Report, Holdings (Details)	May 31, 2026
C000026761 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026761 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026761 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026761 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000026761 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000026763 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026763 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026763 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026763 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000026763 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000168177 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168177 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168177 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168177 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000168177 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000026762 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026762 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026762 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026762 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000026762 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.40%